Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000016740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(1.74%)	(0.04%)	1.35%
C000016743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(0.71%)	(0.26%)	0.84%
C000016744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016740
Average Annual Return [Line Items]
Average Annual Return, Percent	1.04%	0.52%	1.63%
Without Sales Load [Member] | C000016743
Average Annual Return [Line Items]
Average Annual Return, Percent	0.26%	(0.26%)	0.84%
Without Sales Load [Member] | C000016744
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	0.78%	1.86%
Without Sales Load [Member] | C000016745
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	0.76%	1.88%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%